BUSINESS ACQUISITION - Pro forma (Details) - Acquisitions fiscal 2021 - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
BUSINESS ACQUISITION
Pro forma net revenues	$ 4,516,022	$ 3,376,955
Pro forma net loss attributable to TAL Education Group	$ (119,780)	$ (173,199)
Pro forma net loss per share - basic	$ (0.59)	$ (0.87)
Pro forma net loss per share - diluted	$ (0.59)	$ (0.87)